Operating Revenue	12 Months Ended
Dec. 31, 2023
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from time charters and bareboat charters and voyage charters for the years ended December 31, were as follows:

	2023	2022	2021
Time charters and bareboat charters	$963,192	$993,344	$689,505
Voyage charters	10,391	—	—
Total Revenue	$973,583	$993,344	$689,505

As of December 31, 2023 and 2022, the Company had accounts receivable from voyage charter agreements amounting to $1.0 million and nil, respectively. The charter hire received in advance from voyage charter agreements amounting to $2.0 million is presented under current “Unearned revenue” as of December 31, 2023.

Operating revenue from significant container vessels customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2023	2022	2021
CMA CGM	23%	26%	30%
HMM Korea	12%	12%	17%
MSC	11%	13%	—

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2023	2022	2021
Australia—Asia	$519,759	$482,769	$323,172
Europe	453,824	507,293	338,124
America	—	3,282	28,209
Total Revenue	$973,583	$993,344	$689,505